Stock-based Employee Incentive Plans - Valuation and Assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee Stock Options and Stock Appreciation Rights
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	2.76%	2.56%	1.62%
Expected volatility	21.27%	18.39%	17.22%
Risk-free interest rate	2.77%	1.77%	1.24%
Expected life (in years)	4 years 9 months	4 years 1 month 10 days	4 years 2 months 12 days
Weighted-average grant date fair value (in dollars per share)	$ 24.55	$ 9.43	$ 13.00
Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	1.45%	1.24%	0.88%
Expected volatility	28.02%	22.70%	20.64%
Risk-free interest rate	1.87%	0.86%	0.45%
Expected life (in years)	6 months	6 months	6 months
Weighted-average grant date fair value (in dollars per share)	$ 12.26	$ 13.01	$ 14.98